Consolidated Subsidiaries - Summary of Consolidated Subsidiaries (Details)		12 Months Ended
		Dec. 31, 2021		Dec. 31, 2020
Korea Hydro & Nuclear Power Co., Ltd.
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities		Power generation		Power generation
Location		Korea		Korea
Proportion of ownership (%)		100.00%		100.00%
Korea South-East Power Co., Ltd.
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities		Power generation		Power generation
Location		Korea		Korea
Proportion of ownership (%)		100.00%		100.00%
Korea Midland Power Co., Ltd.
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities		Power generation		Power generation
Location		Korea		Korea
Proportion of ownership (%)		100.00%		100.00%
Korea Western Power Co., Ltd.
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities		Power generation		Power generation
Location		Korea		Korea
Proportion of ownership (%)		100.00%		100.00%
Korea Southern Power Co., Ltd.
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities		Power generation		Power generation
Location		Korea		Korea
Proportion of ownership (%)		100.00%		100.00%
Korea East-West Power Co., Ltd.
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities		Power generation		Power generation
Location		Korea		Korea
Proportion of ownership (%)		100.00%		100.00%
KEPCO Engineering & Construction Company, Inc.
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities	[1]	Engineering and construction for utility plant and others		Engineering and construction for utility plant and others
Location		Korea		Korea	[1]
Proportion of ownership (%)	[1]	65.77%		65.77%
KEPCO Plant Service & Engineering Co., Ltd.
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities		Utility plant maintenance and others		Utility plant maintenance and others
Location		Korea		Korea
Proportion of ownership (%)		51.00%		51.00%
KEPCO Nuclear Fuel Co., Ltd.
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities		Nuclear fuel		Nuclear fuel
Location		Korea
Proportion of ownership (%)		96.36%		96.36%
KEPCO KDN Co., Ltd.
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities		Electric power information technology and others		Electric power information technology and others
Location		Korea		Korea
Proportion of ownership (%)		100.00%		100.00%
KEPCO International HongKong Ltd.
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities		Holding company		Holding company
Location		Hong Kong		Hong Kong
Proportion of ownership (%)		100.00%		100.00%
KEPCO International Philippines Inc.
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities		Holding company		Holding company
Location		Philippines
Proportion of ownership (%)		100.00%		100.00%
KEPCO Gansu International Ltd.
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities		Holding company		Holding company
Location		Hong Kong		Hong Kong
Proportion of ownership (%)		100.00%		100.00%
KEPCO Philippines Holdings Inc.
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities		Holding company		Holding company
Location		Philippines		Philippines
Proportion of ownership (%)		100.00%		100.00%
KEPCO Philippines Corporation
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities		Operation of utility plant		Operation of utility plant
Location		Philippines		Philippines
Proportion of ownership (%)		100.00%		100.00%
KEPCO Ilijan Corporation
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities		Construction and operation of utility plant		Construction and operation of utility plant
Location		Philippines		Philippines
Proportion of ownership (%)		51.00%		51.00%
KEPCO Lebanon SARL
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities		Operation of utility plant		Operation of utility plant
Location		Lebanon		Lebanon
Proportion of ownership (%)		100.00%		100.00%
KEPCO Neimenggu International Ltd.
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities		Holding company		Holding company
Location		Hong Kong		Hong Kong
Proportion of ownership (%)		100.00%		100.00%
KEPCO Shanxi International Ltd.
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities		Holding company		Holding company
Location		Hong Kong		Hong Kong
Proportion of ownership (%)		100.00%		100.00%
KOMIPO Global Pte Ltd.
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities		Holding company		Holding company
Location		Singapore		Singapore
Proportion of ownership (%)		100.00%		100.00%
KEPCO Netherlands B.V.
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities		Holding company		Holding company
Location		Netherlands		Netherlands
Proportion of ownership (%)		100.00%		100.00%
KOREA Imouraren Uranium Investment Corp.
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities		Holding company		Holding company
Location		France		France
Proportion of ownership (%)		0.00%		100.00%
Reason		Liquidation
KEPCO Australia Pty., Ltd.
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities		Resources development		Resources development
Location		Australia		Australia
Proportion of ownership (%)		100.00%		100.00%
KOSEP Australia Pty., Ltd.
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities		Resources development		Resources development
Location		Australia		Australia
Proportion of ownership (%)		100.00%		100.00%
KOMIPO Australia Pty., Ltd.
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities		Resources development		Resources development
Location		Australia		Australia
Proportion of ownership (%)		100.00%		100.00%
KOWEPO Australia Pty., Ltd.
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities		Resources development		Resources development
Location		Australia		Australia
Proportion of ownership (%)		100.00%		100.00%
KOSPO Australia Pty., Ltd.
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities		Resources development		Resources development
Location		Australia		Australia
Proportion of ownership (%)		100.00%		100.00%
KEPCO Middle East Holding Company
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities		Holding company		Holding company
Location		Bahrain		Bahrain
Proportion of ownership (%)		100.00%		100.00%
Qatrana Electric Power Company
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities		Construction and operation of utility plant		Construction and operation of utility plant
Location		Jordan		Jordan
Proportion of ownership (%)		80.00%		80.00%
KHNP Canada Energy, Ltd.
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities		Holding company		Holding company
Location		Canada		Canada
Proportion of ownership (%)		100.00%		100.00%
KEPCO Bylong Australia Pty., Ltd.
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities		Resources development		Resources development
Location		Australia		Australia
Proportion of ownership (%)		100.00%		100.00%
Korea Waterbury Uranium Limited Partnership
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities		Resources development		Resources development
Location		Canada		Canada
Proportion of ownership (%)		80.00%		80.00%
KEPCO Holdings de Mexico
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities		Holding company		Holding company
Location		Mexico		Mexico
Proportion of ownership (%)		100.00%		100.00%
KST Electric Power Company, S.A.P.I. de C.V.
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities		Construction and operation of utility plant		Construction and operation of utility plant
Location		Mexico		Mexico
Proportion of ownership (%)		56.00%		56.00%
KEPCO Energy Service Company
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities		Operation of utility plant		Operation of utility plant
Location		Mexico		Mexico
Proportion of ownership (%)		100.00%		100.00%
KEPCO Netherlands S3 B.V.
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities		Holding company		Holding company
Location		Netherlands		Netherlands
Proportion of ownership (%)		100.00%		100.00%
PT. KOMIPO Pembangkitan Jawa Bali
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities		Operation of utility plant		Operation of utility plant
Location		Indonesia		Indonesia
Proportion of ownership (%)		51.00%		51.00%
PT. Cirebon Power Service
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities	[2]	Operation of utility plant		Operation of utility plant
Location		Indonesia	[2]	Indonesia
Proportion of ownership (%)	[2]	27.50%		27.50%
KOWEPO International Corporation
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities		Operation of utility plant		Operation of utility plant
Location		Philippines		Philippines
Proportion of ownership (%)		99.99%		99.99%
KOSPO Jordan LLC
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities		Operation of utility plant		Operation of utility plant
Location		Jordan		Jordan
Proportion of ownership (%)		100.00%		100.00%
EWP America Inc.
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities		Holding company		Holding company
Location		USA		USA
Proportion of ownership (%)		100.00%		100.00%
EWP Renewable Corporation
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities		Holding company		Holding company
Location		USA		USA
Proportion of ownership (%)		100.00%		100.00%
DG Fairhaven Power, LLC
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities		Power generation		Power generation
Location		USA		USA
Proportion of ownership (%)		0.00%		100.00%
Reason		Disposal
KNF Canada Energy Limited
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities		Holding company		Holding company
Location		Canada		Canada
Proportion of ownership (%)		100.00%		100.00%
EWP Barbados 1 SRL
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities		Holding company		Holding company
Location		Barbados		Barbados
Proportion of ownership (%)		100.00%		100.00%
California Power Holdings, LLC
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities		Power generation		Power generation
Location		USA		USA
Proportion of ownership (%)		100.00%		100.00%
Gyeonggi Green Energy Co., Ltd.
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities		Power generation		Power generation
Location		Korea		Korea
Proportion of ownership (%)		62.01%		62.01%
PT. Tanggamus Electric Power
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities		Power generation		Power generation
Location		Indonesia		Indonesia
Proportion of ownership (%)		52.50%		52.50%
Gyeongju Wind Power Co., Ltd.
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities		Power generation		Power generation
Location		Korea		Korea
Proportion of ownership (%)		70.00%		70.00%
KOMIPO America Inc.
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities		Holding company		Holding company
Location		USA		USA
Proportion of ownership (%)		100.00%		100.00%
EWPRC Biomass Holdings, LLC
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities		Holding company		Holding company
Location		USA		USA
Proportion of ownership (%)		100.00%		100.00%
KOSEP USA, Inc.
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities		Power generation		Power generation
Location		USA		USA
Proportion of ownership (%)		0.00%		100.00%
Reason		Liquidation
PT. EWP Indonesia
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities		Holding company		Holding company
Location		Indonesia		Indonesia
Proportion of ownership (%)		99.96%		99.96%
KEPCO Netherlands J3 B.V.
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities		Holding company		Holding company
Location		Netherlands		Netherlands
Proportion of ownership (%)		100.00%		100.00%
Korea Offshore Wind Power Co., Ltd.
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities		Power generation		Power generation
Location		Korea		Korea
Proportion of ownership (%)		100.00%		100.00%
Global One Pioneer B.V.
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities		Holding company		Holding company
Location		Netherlands		Netherlands
Proportion of ownership (%)		100.00%		100.00%
Global Energy Pioneer B.V.
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities		Holding company		Holding company
Location		Netherlands		Netherlands
Proportion of ownership (%)		100.00%		100.00%
Mira Power Limited
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities	[3]	Power generation		Power generation
Location		Pakistan	[3]	Pakistan
Proportion of ownership (%)	[3]	76.00%		76.00%
KOSEP Material Co., Ltd.
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities		Recycling fly ashes		Recycling fly ashes
Location		Korea		Korea
Proportion of ownership (%)		86.22%		86.22%
Commerce and Industry Energy Co., Ltd.
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities	[4]	RDF power generation		RDF power generation
Location		Korea		Korea	[4]
Proportion of ownership (%)	[4]	85.03%		85.03%
KEPCO KPS Philippines Corp.
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities		Utility plant maintenance and others		Utility plant maintenance and others
Location		Philippines		Philippines
Proportion of ownership (%)		99.99%		99.99%
KOSPO Chile SpA
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities		Holding company		Holding company
Location		Chile		Chile
Proportion of ownership (%)		100.00%		100.00%
PT. KOWEPO Sumsel Operation and Maintenance Services
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities		Utility plant maintenance and others		Utility plant maintenance and others
Location		Indonesia		Indonesia
Proportion of ownership (%)		95.00%		95.00%
HeeMang Sunlight Power Co., Ltd.
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities		Operation of utility plant		Operation of utility plant
Location		Korea		Korea
Proportion of ownership (%)		100.00%		100.00%
Fujeij Wind Power Company
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities		Operation of utility plant		Operation of utility plant
Location		Jordan		Jordan
Proportion of ownership (%)		100.00%		100.00%
KOSPO Youngnam Power Co., Ltd.
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities	[5]	Operation of utility plant		Operation of utility plant
Location		Korea	[5]	Korea
Proportion of ownership (%)	[5]	50.00%		50.00%
VI Carbon Professional Private Special Asset Investment Trust 1
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities		Holding company		Holding company
Location		Korea		Korea
Proportion of ownership (%)		0.00%		96.67%
Reason		Liquidation
Chitose Solar Power Plant LLC
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities		Power generation		Power generation
Location		Japan		Japan
Proportion of ownership (%)		65.00%		80.10%
KEPCO Energy Solution Co., Ltd.
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities		Energy service		Energy service
Location		Korea		Korea
Proportion of ownership (%)		100.00%		100.00%
KEPCO Solar Co., Ltd. (formerly, Solar School Plant Co., Ltd.)
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities		Power generation		Power generation
Location		Korea		Korea
Proportion of ownership (%)		100.00%		100.00%
KOSPO Power Services Ltda.
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities		Utility plant maintenance and others		Utility plant maintenance and others
Location		Chile		Chile
Proportion of ownership (%)		65.00%		65.00%
Energy New Industry Specialized Investment Private Investment Trust
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities		Holding company		Holding company
Location		Korea		Korea
Proportion of ownership (%)		99.01%		99.01%
KOEN Bylong Pty., Ltd.
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities		Resources development		Resources development
Location		Australia		Australia
Proportion of ownership (%)		100.00%		100.00%
KOMIPO Bylong Pty., Ltd.
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities		Resources development		Resources development
Location		Australia		Australia
Proportion of ownership (%)		100.00%		100.00%
KOWEPO Bylong Pty., Ltd.
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities		Resources development		Resources development
Location		Australia		Australia
Proportion of ownership (%)		100.00%		100.00%
KOSPO Bylong Pty., Ltd.
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities		Resources development		Resources development
Location		Australia		Australia
Proportion of ownership (%)		100.00%		100.00%
EWP Bylong Pty., Ltd.
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities		Resources development		Resources development
Location		Australia		Australia
Proportion of ownership (%)		100.00%		100.00%
KOWEPO Lao International
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities		Utility plant maintenance and others		Utility plant maintenance and others
Location		Laos		Laos
Proportion of ownership (%)		100.00%		100.00%
KEPCO US Inc.
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities		Holding company		Holding company
Location		USA		USA
Proportion of ownership (%)		100.00%		100.00%
KEPCO Alamosa LLC
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities		Holding company		Holding company
Location		USA		USA
Proportion of ownership (%)		50.10%		50.10%
KEPCO Solar of Alamosa, LLC
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities		Power generation		Power generation
Location		USA		USA
Proportion of ownership (%)		100.00%		100.00%
KEPCO Mangilao Holdings LLC (formerly, KEPCO-LG CNS Mangilao Holdings LLC)
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities	[6]	Holding company		Holding company
Location		USA		USA	[6]
Proportion of ownership (%)	[6]	100.00%		100.00%
Mangilao Investment LLC
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities		Holding company		Holding company
Location		USA		USA
Proportion of ownership (%)		100.00%		100.00%
KEPCO Mangilao Solar, LLC (formerly, KEPCO-LG CNS Mangilao Solar, LLC)
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities		Power generation		Power generation
Location		USA		USA
Proportion of ownership (%)		100.00%		100.00%
Jeju Hanlim Offshore Wind Co., Ltd.
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities		Power generation		Power generation
Location		Korea		Korea
Proportion of ownership (%)		79.03%		75.99%
PT. Siborpa Eco Power
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities		Construction and operation of utility plant		Construction and operation of utility plant
Location		Indonesia		Indonesia
Proportion of ownership (%)		55.00%		55.00%
BSK E-New Industry Fund VII
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities		Holding company		Holding company
Location		Korea		Korea
Proportion of ownership (%)		81.67%		81.67%
e-New Industry LB Fund 1
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities		Holding company		Holding company
Location		Korea		Korea
Proportion of ownership (%)		76.11%		76.11%
Songhyun e-New Industry Fund
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities		Holding company		Holding company
Location		Korea		Korea
Proportion of ownership (%)		80.65%		80.65%
BSK E-New Industry Fund X
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities		Holding company		Holding company
Location		Korea		Korea
Proportion of ownership (%)		66.80%		66.80%
PT. Korea Energy Indonesia
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities		Utility plant maintenance and others		Utility plant maintenance and others
Location		Indonesia		Indonesia
Proportion of ownership (%)		95.00%		95.00%
KOLAT SpA
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities		Utility plant maintenance and others		Utility plant maintenance and others
Location		Chile		Chile
Proportion of ownership (%)		100.00%		100.00%
KEPCO California, LLC
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities		Holding company		Holding company
Location		USA		USA
Proportion of ownership (%)		100.00%		100.00%
KEPCO Mojave Holdings, LLC
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities		Holding company		Holding company
Location		USA		USA
Proportion of ownership (%)		100.00%		100.00%
Incheon Fuel Cell Co., Ltd.
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities		Power generation		Power generation
Location		Korea		Korea
Proportion of ownership (%)		60.00%		60.00%
KOEN Service Co., Ltd.
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities		Facility maintenance and service		Facility maintenance and service
Location		Korea		Korea
Proportion of ownership (%)		100.00%		100.00%
KOMIPO Service Co., Ltd.
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities		Facility maintenance and service		Facility maintenance and service
Location		Korea		Korea
Proportion of ownership (%)		100.00%		100.00%
KOWEPO Service Co., Ltd.
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities		Facility maintenance and service		Facility maintenance and service
Location		Korea		Korea
Proportion of ownership (%)		100.00%		100.00%
KOSPO Service Co., Ltd
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities		Facility maintenance and service		Facility maintenance and service
Location		Korea		Korea
Proportion of ownership (%)		100.00%		100.00%
EWP Service Co., Ltd.
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities		Facility maintenance and service		Facility maintenance and service
Location		Korea		Korea
Proportion of ownership (%)		100.00%		100.00%
PT. KOMIPO Energy Indonesia
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities		Utility plant maintenance and others		Utility plant maintenance and others
Location		Indonesia		Indonesia
Proportion of ownership (%)		95.00%		95.00%
KNF Partners Co., Ltd.
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities		Facility maintenance and service		Facility maintenance and service
Location		Korea		Korea
Proportion of ownership (%)		100.00%		100.00%
KOSPO USA Inc.
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities		Holding company		Holding company
Location		USA		USA
Proportion of ownership (%)		100.00%		100.00%
Nambu USA LLC
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities		Holding company		Holding company
Location		USA		USA
Proportion of ownership (%)		100.00%		100.00%
Tamra Offshore Wind Power Co., Ltd.
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities		Power generation		Power generation
Location		Korea		Korea
Proportion of ownership (%)		63.00%		63.00%
KEPCO MCS Co., Ltd.
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities		Electric meter reading and others		Electric meter reading and others
Location		Korea		Korea
Proportion of ownership (%)		100.00%		100.00%
KEPCO FMS Co., Ltd.
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities		Security service and others		Security service and others
Location		Korea		Korea
Proportion of ownership (%)		100.00%		100.00%
Firstkeepers Co., Ltd.
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities		Facility maintenance and service		Facility maintenance and service
Location		Korea		Korea
Proportion of ownership (%)		100.00%		100.00%
Secutec Co., Ltd.
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities		Security service		Security service
Location		Korea		Korea
Proportion of ownership (%)		100.00%		100.00%
SE Green Energy Co., Ltd.
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities		Power generation		Power generation
Location		Korea		Korea
Proportion of ownership (%)		84.80%		84.80%
KEPCO Mangilao America LLC
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities	[7]	Holding company		Holding company
Location		USA		USA	[7]
Proportion of ownership (%)	[7]	100.00%		100.00%
Mangilao Intermediate Holdings LLC
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities		Holding company		Holding company
Location		USA		USA
Proportion of ownership (%)		100.00%		100.00%
KEPCO CSC Co., Ltd.
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities		Facility maintenance and service		Facility maintenance and service
Location		Korea		Korea
Proportion of ownership (%)		100.00%		100.00%
KOAK Power Limited
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities		Hydro power facility maintenance		Hydro power facility maintenance
Location		Pakistan		Pakistan
Proportion of ownership (%)		100.00%		100.00%
KOMIPO Europe B.V.
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities		Holding company		Holding company
Location		Netherlands		Netherlands
Proportion of ownership (%)		100.00%		100.00%
Haenanum Energy Fund
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities		Holding company		Holding company
Location		Korea		Korea
Proportion of ownership (%)		99.64%		99.64%
Paju Ecoenergy Co., Ltd.
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities		Power generation		Power generation
Location		Korea		Korea
Proportion of ownership (%)		89.00%		89.00%
Guam Ukudu Power LLC
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities		Power generation		Power generation
Location		USA		USA
Proportion of ownership (%)		100.00%		100.00%
TS Energy No. 25 Co., Ltd.
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities		Power generation		Power generation
Location		Korea		Korea
Proportion of ownership (%)		90.00%		90.00%
KPS Partners Co., Ltd.
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities		Facility maintenance and service		Facility maintenance and service
Location		Korea		Korea
Proportion of ownership (%)		100.00%		100.00%
KEPCO E&C Service Co., Ltd.
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities		Facility maintenance and service		Facility maintenance and service
Location		Korea		Korea
Proportion of ownership (%)		100.00%		100.00%
Moha Solar Co., Ltd.
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities		Power generation		Power generation
Location		Korea		Korea
Proportion of ownership (%)		100.00%		100.00%
Ogiri Solar Power Co., Ltd.
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities		Power generation		Power generation
Location		Korea		Korea
Proportion of ownership (%)		70.00%		70.00%
KHNP USA LLC
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities		Holding company		Holding company
Location		USA		USA
Proportion of ownership (%)		100.00%		100.00%
KOMIPO Vanphong Power Service LLC
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities		Utility plant maintenance and others		Utility plant maintenance and others
Location		Vietnam		Vietnam
Proportion of ownership (%)		100.00%		100.00%
Energy Innovation Fund I
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities		Holding company		Holding company
Location		Korea		Korea
Proportion of ownership (%)		71.91%		71.91%
KHNP Chile SpA
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities		Holding company		Holding company
Location		Chile		Chile
Proportion of ownership (%)		100.00%		0.00%
Reason		Newly established
Yeong Yang Apollon Photovoltaic Co., Ltd.
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities		Power generation		Power generation
Location		Korea		Korea
Proportion of ownership (%)		100.00%		0.00%
Reason		New investment
Yeong Yang Corporation Co., Ltd.
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities		Power generation		Power generation
Location		Korea		Korea
Proportion of ownership (%)		100.00%		0.00%
Reason		New investment
SolarVader Co., Ltd
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities		Power generation		Power generation
Location		Korea		Korea
Proportion of ownership (%)		100.00%		0.00%
Reason		New investment
Yeong Yang Innovation Co., Ltd
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities		Power generation		Power generation
Location		Korea		Korea
Proportion of ownership (%)		100.00%		0.00%
Reason		New investment
Yeong Yang Horus Photovoltaic Co., Ltd
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities		Power generation		Power generation
Location		Korea		Korea
Proportion of ownership (%)		100.00%		0.00%
Reason		New investment
Yeong Yang Solar Management Co., Ltd
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities		Power generation		Power generation
Location		Korea		Korea
Proportion of ownership (%)		100.00%		0.00%
Reason		New investment
LSG Hydro Power Limited [Member]
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities		Holding company		Holding company
Location		Pakistan		Pakistan
Proportion of ownership (%)		99.80%		0.00%
Reason		Newly established
KOEN Bio Co., Ltd.
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities		Wood pellet utilization business		Wood pellet utilization business
Location		Korea		Korea
Proportion of ownership (%)		70.00%		0.00%
Reason		Newly established
KOMIPO Energy Solution America, LLC
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities		Holding company		Holding company
Location		USA		USA
Proportion of ownership (%)		100.00%		0.00%
Reason		Newly established
Elara Investment Holdings, LLC(*8)
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities	[8]	Holding company		Holding company
Location		USA		USA	[8]
Proportion of ownership (%)	[8]	0.10%		0.00%
Reason		Newly established
Elara Equity Holdings, LLC
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities		Holding company		Holding company
Location		USA		USA
Proportion of ownership (%)		51.22%		0.00%
Reason		Newly established
Elara Class B Holdings, LLC
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities		Holding company		Holding company
Location		USA		USA
Proportion of ownership (%)		100.00%		0.00%
Reason		Newly established
Elara Class B Member, LLC
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities		Holding company		Holding company
Location		USA		USA
Proportion of ownership (%)		100.00%		0.00%
Reason		Newly established
Elara Development Holdings, LLC
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities		Holding company
Location		USA		USA
Proportion of ownership (%)		100.00%		0.00%
Reason		Newly established
Elara Development, LLC
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities		Holding company
Location		USA		USA
Proportion of ownership (%)		100.00%		0.00%
Reason		Newly established
Elara Energy Holdings, LLC
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities	[8]	Holding company		Holding company
Location		USA	[8]	USA
Proportion of ownership (%)	[8]	43.94%		0.00%
Reason		Newly established
Elara Energy Project, LLC
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities		Power generation		Power generation
Location		USA		USA
Proportion of ownership (%)		100.00%		0.00%
Reason		New investment
KOMIPO Iberian Solar Group, S.L.U.
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities		Holding company		Holding company
Location		Spain		Spain
Proportion of ownership (%)		100.00%		0.00%
Reason		New investment
Jeongam Wind Power Co., Ltd.
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities		Power generation		Power generation
Location		Korea		Korea
Proportion of ownership (%)		80.00%		0.00%
Reason		Change in a relationship
KOWEPO Europe B.V.
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities		Holding company		Holding company
Location		Netherlands		Netherlands
Proportion of ownership (%)		100.00%		0.00%
Reason		Newly established
CVS Equity Holdings, LLC
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities		Holding company		Holding company
Location		USA		USA
Proportion of ownership (%)		100.00%		0.00%
Reason		Newly established
CVS Class B Holdings, LLC
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities		Holding company		Holding company
Location		USA		USA
Proportion of ownership (%)		100.00%		0.00%
Reason		Newly established
CVS Development Holdings, LLC
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities		Holding company		Holding company
Location		USA		USA
Proportion of ownership (%)		100.00%		0.00%
Reason		Newly established
CVS Development, LLC
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities		Holding company		Holding company
Location		USA		USA
Proportion of ownership (%)		100.00%		0.00%
Reason		Newly established
CVS Class B Member, LLC
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities		Holding company		Holding company
Location		USA		USA
Proportion of ownership (%)		100.00%		0.00%
Reason		Newly established
CVS Energy Holdings, LLC
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities		Holding company		Holding company
Location		USA		USA
Proportion of ownership (%)		100.00%		0.00%
Reason		Newly established
Concho Valley Energy, LLC
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities		Holding company		Holding company
Location		USA		USA
Proportion of ownership (%)		100.00%		0.00%
Reason		Newly established
Concho Valley Solar, LLC
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities		Power generation		Power generation
Location		USA		USA
Proportion of ownership (%)		100.00%		0.00%
Reason		New investment
Yeongdeok Sunrise Wind Power Co., Ltd.
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities		Power generation		Power generation
Location		Korea		Korea
Proportion of ownership (%)		70.00%		0.00%
Reason		Newly established
KHNP Spain, S.L.
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities		Holding company		Holding company
Location		Spain		Spain
Proportion of ownership (%)		100.00%		0.00%
Reason		Newly established
Prime Swedish Holding AB
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Reason		Change in a relationship

[1]	Considering treasury stocks, the effective percentage of ownership is 66.08%.
[2]	The effective percentage of ownership is less than 50%. However, this subsidiary is included in the consolidated financial statements as the Company obtained the majority of the voting power under the shareholders’ agreement.
[3]	As of the reporting date, the annual reporting period of all subsidiaries is December 31, except for Mira Power.
[4]	The Company guarantees a certain return on investment related to Commerce and Industry Energy Co., Ltd. for the financial investors. The financial investors have a right to sell their shares to the Company which can be exercised 84 months after the date of investment. Accordingly, the purchase price including the return on investment is classified as a liability.
[5]	The subsidiary is included in the consolidated financial statements as the Company owns 50%+1 stake and has the ability to appoint a majority of the board members under the the shareholders’ agreement.
[6]	As of the end of the reporting period, the Company does not have a shareholding; however, this subsidiary is included in the consolidated financial statements as the Company has control over the entity by virtue of the right to nominate all 4 members of the board of directors.
[7]	As of the end of the reporting period, the Company does not have a shareholding; however, this subsidiary is included in the consolidated financial statements as the Company has control over the entity by virtue of the right to nominate the CEO and key management members.
[8]	The effective percentage of ownership is less than 50%. However, this consolidated subsidiary is included in the consolidated financial statements as the Company has control over the board of directors under the shareholders’ agreement.